Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2017
Registrant Name	dei_EntityRegistrantName	Voya SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000877233
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 10, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jan. 10, 2019
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A